Intangible Assets - Schedule of Reconciliation of Changes in Intangible Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	¥ 3,909,106	¥ 4,171,361
Amortization	(472,915)	(421,864)	¥ (455,420)
Impairment losses	(67,721)	(16,635)	(48,077)
Reversal of impairment losses	13,595
Ending balance	3,818,544	3,909,106	4,171,361
Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,916,486	5,779,939
Additions and other increases	78,164	116,964
Acquisitions through business combinations	43,682
Disposals and other decreases	(143,037)	(10,766)
Reclassification to assets held for sale		(86,719)
Deconsolidation	(606)	(4)
Foreign currency translation differences	540,461	117,072
Ending balance	6,435,150	5,916,486	5,779,939
Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(2,007,380)	(1,608,578)
Amortization	(447,391)	(433,614)
Impairment losses	(67,721)	(16,635)
Reversal of impairment losses	(13,595)
Disposals and other decreases	105,044	8,354
Reclassification to assets held for sale		39,791
Deconsolidation	604
Foreign currency translation differences	(213,357)	3,322
Ending balance	(2,616,606)	(2,007,380)	(1,608,578)
Accumulated depreciation and accumulated impairment losses, netting
Reconciliation of changes in intangible assets and goodwill [abstract]
Deconsolidation		(20)
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	95,471	86,360
Ending balance	106,143	95,471	86,360
Software | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	198,865	164,920
Additions and other increases	33,210	32,930
Acquisitions through business combinations	0
Disposals and other decreases	(62,078)	(10,659)
Reclassification to assets held for sale		(806)
Deconsolidation	(604)	(4)
Foreign currency translation differences	13,385	12,484
Ending balance	182,778	198,865	164,920
Software | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(103,394)	(78,560)
Amortization	(28,560)	(28,346)
Impairment losses	0	(39)
Reversal of impairment losses	0
Disposals and other decreases	61,393	8,354
Reclassification to assets held for sale		531
Deconsolidation	604
Foreign currency translation differences	(6,677)	(5,314)
Ending balance	(76,634)	(103,394)	(78,560)
Software | Accumulated depreciation and accumulated impairment losses, netting
Reconciliation of changes in intangible assets and goodwill [abstract]
Deconsolidation		(20)
Intangible assets associated with products
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,802,484	4,073,670
Ending balance	3,701,357	3,802,484	4,073,670
Intangible assets associated with products | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	5,706,035	5,603,253
Additions and other increases	44,944	84,034
Acquisitions through business combinations	43,682
Disposals and other decreases	(80,911)	(106)
Reclassification to assets held for sale		(85,913)
Deconsolidation	(2)	0
Foreign currency translation differences	527,070	104,767
Ending balance	6,240,818	5,706,035	5,603,253
Intangible assets associated with products | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(1,903,551)	(1,529,583)
Amortization	(418,788)	(405,268)
Impairment losses	(67,721)	(16,596)
Reversal of impairment losses	(13,595)
Disposals and other decreases	43,635	0
Reclassification to assets held for sale		39,260
Deconsolidation	0
Foreign currency translation differences	(206,631)	8,636
Ending balance	(2,539,461)	(1,903,551)	(1,529,583)
Intangible assets associated with products | Accumulated depreciation and accumulated impairment losses, netting
Reconciliation of changes in intangible assets and goodwill [abstract]
Deconsolidation		0
Other
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,151	11,331
Ending balance	11,044	11,151	11,331
Other | Acquisition cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	11,586	11,766
Additions and other increases	10	0
Acquisitions through business combinations	0
Disposals and other decreases	(48)	(1)
Reclassification to assets held for sale		0
Deconsolidation	0	0
Foreign currency translation differences	6	(179)
Ending balance	11,554	11,586	11,766
Other | Accumulated amortization and accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	(435)	(435)
Amortization	(43)	0
Impairment losses	0	0
Reversal of impairment losses	0
Disposals and other decreases	16	0
Reclassification to assets held for sale		0
Deconsolidation	0
Foreign currency translation differences	(49)	0
Ending balance	¥ (510)	(435)	¥ (435)
Other | Accumulated depreciation and accumulated impairment losses, netting
Reconciliation of changes in intangible assets and goodwill [abstract]
Deconsolidation		¥ 0